Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$6,414	$6,950
Claim receivables	3,953	7,525
Advances to agents	669	57
Short-term derivative assets	1,275	1,279
Prepaid taxes	2,978	2,361
Other	4,593	2,782
Total prepaid expenses and other current assets	$19,882	$20,954